Offerings	Feb. 21, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	IDACORP, Inc. Common Stock
Offering Note
(1)
This registration statement also covers debt securities and common stock which may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder. In addition, any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
An indeterminate aggregate offering price or number of securities are being registered as from time to time may be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r), the registrants are deferring payment of the entire registration fee subject to the conditions set forth in such rules. Any registration fees will be paid subsequently on a
“pay-as-you-go”
basis.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	IDACORP, Inc. Debt Securities
Offering Note
(1)
This registration statement also covers debt securities and common stock which may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder. In addition, any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
An indeterminate aggregate offering price or number of securities are being registered as from time to time may be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r), the registrants are deferring payment of the entire registration fee subject to the conditions set forth in such rules. Any registration fees will be paid subsequently on a
“pay-as-you-go”
basis.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Idaho Power Company First Mortgage Bonds
Offering Note
(1)
This registration statement also covers debt securities and common stock which may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder. In addition, any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
An indeterminate aggregate offering price or number of securities are being registered as from time to time may be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r), the registrants are deferring payment of the entire registration fee subject to the conditions set forth in such rules. Any registration fees will be paid subsequently on a
“pay-as-you-go”
basis.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Idaho Power Company Debt Securities
Offering Note
(1)
This registration statement also covers debt securities and common stock which may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder. In addition, any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
An indeterminate aggregate offering price or number of securities are being registered as from time to time may be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r), the registrants are deferring payment of the entire registration fee subject to the conditions set forth in such rules. Any registration fees will be paid subsequently on a
“pay-as-you-go”
basis.

Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	IDACORP, Inc. Common Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-264984
Carry Forward Initial Effective Date	May 16, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note
(1)
This registration statement also covers debt securities and common stock which may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder. In addition, any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
An indeterminate aggregate offering price or number of securities are being registered as from time to time may be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r), the registrants are deferring payment of the entire registration fee subject to the conditions set forth in such rules. Any registration fees will be paid subsequently on a
“pay-as-you-go”
basis.

(3)
On September 30, 1998, IDACORP, Inc. (“IDACORP”) registered $300,000,000 aggregate initial offering price of common stock and debt securities pursuant to Registration Statement
No. 333-64737
(the “1998 Registration Statement”) that remain partially unsold, for which a filing fee of $88,500 was paid. On February 26, 2002, IDACORP registered $500,000,000 aggregate initial offering price of common stock and debt securities pursuant to Registration Statement
No. 333-83434
(the “2002 Registration Statement”).

The $88,500 of filing fees previously paid by IDACORP in connection with the unsold securities related to the 1998 Registration Statement were used as an offset against (i) $44,132.39 of filing fees in connection with IDACORP’s offer and sale of shares of common stock having an aggregate offering price of $298,999,929.60 pursuant to a prospectus supplement dated November 7, 2023 to the 2022 Registration Statement (as defined below), and (ii) $44,280 of filing fees in connection with IDACORP’s offer and sale, from time to time, of shares of common stock having an aggregate offering price of up to $
300,000,000
pursuant to a prospectus supplement dated May 20, 2024 to the 2022 Registration Statement (the “ATM Offering”). As of the date of this registration statement, IDACORP sold an aggregate of 801,914 shares of our common stock for $92,353,363 under the ATM Offering, leaving an unused balance of $207,646,637 aggregate amount of our common stock remaining to be sold in the ATM Offering, for which a filing fee of $30,648.64 was paid (the “Unused ATM Program Fee”).
As of the date of this registration statement, securities related to the 2002 Registration Statement having an aggregate offering price of up to $239,328,610 remain unsold, for which a filing fee of $22,018 was paid (the “Unused 2002 Registration Statement Fee”).
The unsold securities have subsequently been carried forward pursuant to Rule 415(a)(6) with each of the following registration statements and the Unused ATM Program Fee and Unused 2002 Registration Statement Fee previously paid by IDACORP in connection with such unsold securities will continue to be applied to such unsold IDACORP securities:

(i)	S-3ASR, File No. 333-155498, filed November 20, 2008 by IDACORP;
(ii)	S-3ASR, File No. 333-178023, filed November 16, 2011 by IDACORP;
(iii)	S-3ASR, File No. 333-188768, filed May 22, 2013 by IDACORP;
(iv)	S-3ASR, File No. 333-211475, filed May 20, 2016 by IDACORP;
(v)	S-3ASR, File No. 333-231555, filed May 17, 2019 by IDACORP; and
(vi)	S-3ASR, File No. 333-264984, filed May 16, 2022 by IDACORP (the “2022 Registration Statement”).

Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	IDACORP, Inc. Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-264984
Carry Forward Initial Effective Date	May 16, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note
(1)
This registration statement also covers debt securities and common stock which may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder. In addition, any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
An indeterminate aggregate offering price or number of securities are being registered as from time to time may be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r), the registrants are deferring payment of the entire registration fee subject to the conditions set forth in such rules. Any registration fees will be paid subsequently on a
“pay-as-you-go”
basis.

(3)
On September 30, 1998, IDACORP, Inc. (“IDACORP”) registered $300,000,000 aggregate initial offering price of common stock and debt securities pursuant to Registration Statement
No. 333-64737
(the “1998 Registration Statement”) that remain partially unsold, for which a filing fee of $88,500 was paid. On February 26, 2002, IDACORP registered $500,000,000 aggregate initial offering price of common stock and debt securities pursuant to Registration Statement
No. 333-83434
(the “2002 Registration Statement”).

The $88,500 of filing fees previously paid by IDACORP in connection with the unsold securities related to the 1998 Registration Statement were used as an offset against (i) $44,132.39 of filing fees in connection with IDACORP’s offer and sale of shares of common stock having an aggregate offering price of $298,999,929.60 pursuant to a prospectus supplement dated November 7, 2023 to the 2022 Registration Statement (as defined below), and (ii) $44,280 of filing fees in connection with IDACORP’s offer and sale, from time to time, of shares of common stock having an aggregate offering price of up to $
300,000,000
pursuant to a prospectus supplement dated May 20, 2024 to the 2022 Registration Statement (the “ATM Offering”). As of the date of this registration statement, IDACORP sold an aggregate of 801,914 shares of our common stock for $92,353,363 under the ATM Offering, leaving an unused balance of $207,646,637 aggregate amount of our common stock remaining to be sold in the ATM Offering, for which a filing fee of $30,648.64 was paid (the “Unused ATM Program Fee”).
As of the date of this registration statement, securities related to the 2002 Registration Statement having an aggregate offering price of up to $239,328,610 remain unsold, for which a filing fee of $22,018 was paid (the “Unused 2002 Registration Statement Fee”).
The unsold securities have subsequently been carried forward pursuant to Rule 415(a)(6) with each of the following registration statements and the Unused ATM Program Fee and Unused 2002 Registration Statement Fee previously paid by IDACORP in connection with such unsold securities will continue to be applied to such unsold IDACORP securities:

(i)	S-3ASR, File No. 333-155498, filed November 20, 2008 by IDACORP;
(ii)	S-3ASR, File No. 333-178023, filed November 16, 2011 by IDACORP;
(iii)	S-3ASR, File No. 333-188768, filed May 22, 2013 by IDACORP;
(iv)	S-3ASR, File No. 333-211475, filed May 20, 2016 by IDACORP;
(v)	S-3ASR, File No. 333-231555, filed May 17, 2019 by IDACORP; and
(vi)	S-3ASR, File No. 333-264984, filed May 16, 2022 by IDACORP (the “2022 Registration Statement”).